Related-party transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	€ 0	€ 1,743	€ 8,162
Contract liabilities with related party	(9,823)	(7,917)
Contract assets with related party	0	1,512
Madeleine Charging B.V.
Disclosure of transactions between related parties [line items]
Interest expenses on shareholder loans	0	1,743	8,162
Reimbursement of advisory fees	0	953	1,868
Share-based payment expenses	0	74,001	291,837
Mega-E Group
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	0	1,066	23,974
EV Cars
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	15,585	51,424	24,566
Contract liabilities with related party	(6,241)	(5,721)
Trade receivables from related party	7,178	11,367
Trade payable to related party	(220)	(51)
Contract assets with related party	0	1,512
Voltalis
Disclosure of transactions between related parties [line items]
Revenue from contracts with related party	5,455	2,268	0
Fair value losses on pref. shares derivatives and net loss on sale of pref. shares derivatives	0	69	0
Trade receivables from related party	0	187
Executive Board Member
Disclosure of transactions between related parties [line items]
Other payments	€ 0	€ 4,740	€ 0